Loans, borrowings, leases, cash and cash equivalents and short-term investments - Total debt (Details) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross		$ 11,704	$ 10,874
Current borrowings. gross		713	307
Accrued charges		$ 156	147
Quoted In Secondary Market [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	[1]	6.02%
Non-current portion of non-current borrowings. gross		$ 7,157	6,157
Quoted In Secondary Market [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	[1],[2]	10.07%
Current borrowings. gross	[2]	$ 95	47
Quoted In Secondary Market [Member] | Eurobonds [Member]
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross	[2]	132	186
Debt Contract Brazil [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross		4,112	4,212
Current borrowings. gross		400	54
Debt Contract Brazil [Member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross		$ 9	9
Debt Contract Brazil [Member] | Tjlp Tr Ipca Igp M And Cdi [Member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	[1],[3]	10.62%
Non-current portion of non-current borrowings. gross	[3]	$ 226	232
Current borrowings. gross	[3]	$ 50	46
Debt Contract Brazil [Member] | Fixed interest rate [member] | B R L [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	[1],[3]	3.04%
Current borrowings. gross	[3]		2
Debt Contract Brazil [Member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Non-current portion of non-current borrowings. gross		$ 68	78
Current borrowings. gross		$ 12	$ 11
Debt Contracts International Markets [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	[1]	5.37%
Debt Contracts International Markets [Member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	[1]	4.10%
Debt Contracts International Markets [Member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	[1]	3.87%

[1]	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable as of June 30, 2023.
[2]	The Company has debentures in Brazil obtained for the Company's infrastructure investment projects.
[3]	The Company entered into derivatives to mitigate the exposure to cash flow variations of all floating rate debt contracted in Brazil, resulting in an average cost of 3.42% per year in US$.